Description of Business and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

These consolidated financial statements are prepared pursuant to generally accepted accounting principles in the United States for interim financial information and with the instructions to Rule 8-03 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”) and reflect all adjustments, consisting of normal recurring adjustments and other adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company, for the respective periods presented. The results of operations for an interim period are not necessarily indicative of the results that may be expected for any other interim period or the year as a whole. The accompanying unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto in this prospectus for the year ended December 31, 2013. Certain previously reported amounts have been reclassified to conform to the current period presentation.

Basis of Presentation

These consolidated financial statements are prepared pursuant to generally accepted accounting principles in the United States.

The Company effected a 1-for-4 reverse stock split of its common shares as of June 12, 2012. All historical share amounts and share price information presented in the financial statements and notes have been proportionally adjusted to reflect the impact of this reverse stock split, including but not limited to basic and diluted weighted-average shares issued and outstanding.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

These consolidated financial statements include the accounts of Entertainment Gaming Asia Inc. and all its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

These consolidated financial statements include the accounts of Entertainment Gaming Asia Inc. and all its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts in the consolidated financial statements and notes thereto have been reclassified to conform to the current period's presentation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The Company is required to make estimates, judgments and assumptions that it believes are reasonable based on its historical experience, contract terms, observance of known trends in the Company and the industry as a whole, and information available from other outside sources. These estimates affect the reported amounts of assets, liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. On a regular basis, the Company evaluates its estimates, including those related to revenue recognition, product returns, long-lived assets, inventory obsolescence, stock-based compensation, income taxes, bad debts, warranty obligations, long-term contracts, contingencies and litigation. Actual results may differ from those estimates.

Use of Estimates

The Company is required to make estimates, judgments and assumptions that it believes are reasonable based on its historical experience, contract terms, observance of known trends in the Company and the industry as a whole, and information available from other outside sources. These estimates affect the reported amounts of assets, liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. On a regular basis, the Company evaluates its estimates, including those related to revenue recognition, product returns, long-lived assets, inventory obsolescence, stock-based compensation, income taxes, bad debts, warranty obligations, long-term contracts, contingencies and litigation. Actual results may differ from those estimates.

Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

A discontinued operation is a component of an entity that either has been disposed of, or that is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations; and (ii) is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively with a view to resale.
Non-current assets held for discontinued operations are carried at the lower of carrying amount or fair value less costs to sell. Any gain or loss from disposal of a business, together with the results of these operations until the date of disposal, is reported separately as discontinued operations. The financial information of discontinued operations is excluded from the respective captions in the Company's consolidated statements of comprehensive income and related notes for all periods presented.

Discontinued Operations

A discontinued operation is a component of an entity that either has been disposed of, or that is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations; and (ii) is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively with a view to resale.

Non-current assets held for discontinued operations are carried at the lower of carrying amount or fair value less costs to sell. Any gain or loss from disposal of a business, together with the results of these operations until the date of disposal, is reported separately as discontinued operations. The financial information of discontinued operations is excluded from the respective captions in the Company's consolidated statements of comprehensive income and related notes for all years presented.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

All highly-liquid instruments with original maturities of three months or less are considered cash equivalents. The Company places its cash and temporary investments with financial institutions. As of June 30, 2014, the Company had deposits with financial institutions in excess of Federal Deposit Insurance Corporation (FDIC) insured limits by approximately $4.4 million.

Cash and Cash Equivalents

All highly-liquid instruments with original maturities of three months or less are considered cash equivalents. The Company places its cash and temporary investments with financial institutions. As of December 31, 2013, the Company had deposits with financial institutions in excess of Federal Deposit Insurance Corporation (FDIC) insured limits by approximately $5.1 million.

Accounts Receivable And Allowance For Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at face value less any allowances for doubtful accounts. Allowances for doubtful accounts are maintained at levels determined by Company management to adequately provide for uncollectible amounts. In determining the estimated uncollectable amounts, the Company evaluates a combination of factors, including, but not limited to, activity in the related market, financial condition of customers, specific customer collection experience and history of write-offs and collections. Interest income is imposed on overdue accounts receivable after the Company evaluates a combination of factors, including but not limited to, customer collection experiences, customer relationship and contract terms. Accounts receivable balances are written off after all collection efforts have been exhausted.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at face value less any allowances for doubtful accounts. Allowances for doubtful accounts are maintained at levels determined by Company management to adequately provide for uncollectible amounts. In determining the estimated uncollectable amounts, the Company evaluates a combination of factors, including, but not limited to, activity in the related market, financial condition of customers, specific customer collection experience and history of write-offs and collections. Interest income is imposed on overdue accounts receivable after the Company evaluates a combination of factors, including but not limited to, customer collection experiences, customer relationships and contract terms. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost, determined using the first-in, first-out method, or market. Cost elements included in work-in-process and finished goods include raw materials, direct labor and manufacturing overheads.

Inventories

Inventories are stated at the lower of cost, determined using the first-in, first-out method, or market. Cost elements included in work-in-process and finished goods include raw materials, direct labor and manufacturing overheads.  Inventories included a lower of cost or market (LCM) provision of approximately $27,000 and NIL for the years ended December 31, 2013 and 2012, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with Financial Accounting Standards Board (FASB) ASC 360, Property, Plant and Equipment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset, determined principally using discounted cash flows. Impairment charges of approximately $19,000 were recognized for long-lived assets for the six-month period ended June 30, 2014. There were no impairment charges for long-lived assets for the six-month period ended June 30, 2013.

Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with FASB Accounting Standards Codification (“ASC”) ASC 360, Property, Plant and Equipment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset, determined principally using discounted cash flows. For the year ended December 31, 2013, the Company recorded an impairment loss of approximately $75,000 primarily related to the write-off of non-redeployable gaming equipment. For the year ended December 31, 2012, the Company recorded an impairment loss of approximately $339,000 primarily related to the write-off of non-redeployable EGMs following the termination of slot contracts for non-performing venues during the year.

Prepaid Deposits And Other Assets [Policy Text Block]

Prepaids, Deposits and Other Assets

Prepaids, deposits and other assets consist primarily of prepaid leases, prepaid value-added taxes in foreign countries, prepayments to suppliers, rental and utilities and other deposits.

Prepaids, Deposits and Other Assets

Prepaids, deposits and other assets consist primarily of prepaid leases, prepaid value-added taxes in foreign countries, prepayment to suppliers, rental and utilities deposits and restricted deposits as lease security. The Company had restricted deposits in the amounts of $NIL and $331,000 as of December 31, 2013 and 2012, respectively, in the form of certificates of deposits as security on leases.

Electronic Gaming Machines EGMs and Systems [Policy Text Block]

Gaming Equipment

Gaming equipment consists primarily of EGMs and systems. Gaming equipment is stated at cost. The Company depreciates new EGMs and systems over a five-year useful life and depreciates refurbished EGMs and systems over a three-year useful life once placed in service. Depreciation of gaming equipment of approximately $1.5 million and $2.0 million was included in cost of gaming operations in the consolidated statements of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.

Gaming Equipment

Gaming equipment consists primarily of EGMs and systems. Gaming equipment is stated at cost. The Company depreciates new gaming equipment over a five-year useful life and depreciates refurbished gaming equipment over a three-year useful life once placed in service. Depreciation of gaming equipment of approximately $3.7 million and $4.6 million was included in cost of gaming operations in the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the useful lives of the assets currently estimated to be three to ten years, which in the case of leasehold improvements, is limited to the life of the lease and throughout the renewal period as long as renewal is reasonably assured.
Depreciation of property and equipment of approximately $297,000 and $174,000 was included in the cost of gaming operations in the consolidated statements of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.
Depreciation of property and equipment of approximately $321,000 and $108,000 was included in cost of gaming products in the consolidated statements of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the useful lives of the assets currently estimated to be three to ten years, which in the case of leasehold improvements, is limited to the life of the lease and throughout the renewal period as long as renewal is reasonably assured.

Depreciation of property and equipment of approximately $460,000 and $NIL was recorded in the cost of gaming operations in the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012, respectively. Depreciation of property and equipment of approximately $323,000 and $91,000 was included in cost of gaming products in the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012, respectively.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Intangible Assets, Including Casino Contracts

Intangible assets consist of patents, trademarks, technical know-how, gaming operation agreement, casino contracts and goodwill. Intangible assets other than goodwill are amortized on the straight-line basis over the period of time the asset is expected to contribute directly or indirectly to future cash flows, which ranges from four to ten years. The straight-line amortization method is utilized because the Company believes there is no more reliably determinable method of reflecting the pattern for which the economic benefits of the intangible assets are consumed or otherwise used.
Amortization expenses related to casino contracts were approximately $1.2 million and $1.2 million for the six-month periods ended June 30, 2014 and 2013, respectively. Amortization expenses related to other gaming related intangibles were approximately $126,000 for six-month periods ended June 30, 2014 and 2013. The amounts were accounted for as cost of gaming operations in the consolidated statements of comprehensive income. Amortization expenses related to technical know-how were approximately $13,000 six-month periods ended June 30, 2014 and 2013. The amounts were accounted for as cost of gaming products in the consolidated statements of comprehensive income. Amortization expenses related to patents and trademarks were approximately $12,000 for the six-month periods ended June 30, 2014 and 2013, respectively. The amounts were accounted for as selling, general and administrative expenses in the consolidated statements of comprehensive income.
The Company measures and tests finite-lived intangibles for impairment when there are indicators of impairment in accordance with ASC 360-10-05, Property, Plant and Equipment.
The Company measures and tests Goodwill for impairment, at least annually in accordance with ASC 350-10-05, Intangibles — Goodwill and Other.
Impairment testing for goodwill and other intangibles requires judgment, including the identification of reporting units, allocation of related goodwill, assignment of corporate shared assets and liabilities to reporting units, estimated future cash flows and determinations of fair values. While the Company believes its estimates of future revenues and future cash flows are reasonable, different assumptions could materially affect the assessment of useful lives, recoverability and fair values. No impairment charges relating to intangible assets were recorded for the six-month periods ended June 30, 2014 and 2013, respectively.

Goodwill and Intangible Assets, Including Casino Contracts

Intangible assets consist of patents, trademarks, technical know-how, a gaming operation agreement, casino contracts and goodwill. Intangible assets other than goodwill are amortized on the straight-line basis over the period of time the asset is expected to contribute directly or indirectly to future cash flows, which ranges from four to ten years. The straight-line amortization method is utilized because the Company believes there is no more reliably determinable method of reflecting the pattern for which the economic benefits of the intangible assets are consumed or otherwise used.

Amortization expenses related to casino contracts were approximately $2.5 million for the years ended December 31, 2013 and 2012. Amortization expenses related to other gaming related intangibles were approximately $252,000 and $252,000 for the years ended December 31, 2013 and 2012, respectively. The amounts were accounted for as cost of gaming operations in the consolidated statements of comprehensive income. Amortization expenses related to technical know-how were approximately $26,000 and $15,000 for the years ended December 31, 2013 and 2012, respectively. The amounts were accounted for as cost of gaming products in the consolidated statements of comprehensive income. Amortization expenses related to patents and trademarks were approximately $24,000 and $24,000 for the years ended December 31, 2013 and 2012, respectively. The amounts were accounted for as selling, general and administrative expenses in the consolidated statements of comprehensive income.

The Company measures and tests finite-lived intangibles for impairment when there are indicators of impairment in accordance with ASC 360-10-05, Property, Plant and Equipment.

The Company measures and tests Goodwill for impairment, at least annually in accordance with ASC 350-10-05, Intangibles — Goodwill and Other.

Impairment testing for goodwill and other intangibles requires judgment, including the identification of reporting units, allocation of related goodwill, assignment of corporate shared assets and liabilities to reporting units, estimated future cash flows and determinations of fair values. While the Company believes its estimates of future revenues and cash flows are reasonable, different assumptions could materially affect the assessment of useful lives, recoverability and fair values. No impairment charges relating to intangible assets were recorded for the years ended December 31, 2013 and 2012, respectively.

Litigation And Other Contingencies [Policy Text Block]

Litigation and Other Contingencies

In the performance of its ordinary course of business operations, the Company is subject to risks of various legal matters, litigation and claims of various types. The Company has regular litigation reviews, including updates from corporate and outside counsel, to assess the need for accounting recognition or disclosure of these contingencies. See Note 16.
ASC 450, Contingencies, requires that liabilities for contingencies be recorded when it is probable that a liability has been incurred and that the amount can be reasonably estimated. Significant management judgment is required related to contingent liabilities and the outcome of litigation because both are difficult to predict. For a contingency for which an unfavorable outcome is reasonably possible and which is significant, the Company discloses the nature of the contingency and, when feasible, an estimate of the possible loss.

Litigation and Other Contingencies

In the performance of its ordinary course of business operations, the Company is subject to risks of various legal matters, litigation and claims of various types. The Company has regular litigation reviews, including updates from corporate and outside counsel, to assess the need for accounting recognition or disclosure of these contingencies. The status of a significant claim is summarized in Note 17.

ASC 450, Contingencies, requires that liabilities for contingencies be recorded when it is probable that a liability has been incurred and that the amount can be reasonably estimated. Significant management judgment is required related to contingent liabilities and the outcome of litigation because both are difficult to predict. For a contingency for which an unfavorable outcome is reasonably possible and which is significant, the Company discloses the nature of the contingency and, when feasible, an estimate of the possible loss.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue when all of the following have been satisfied:
•	Persuasive evidence of an arrangement exists;
•	The price to the customer is fixed and determinable;
•	Delivery has occurred and any acceptance terms have been fulfilled;
•	No significant contractual obligations remain; and
•	Collection is reasonably assured.

Gaming Revenue and Promotional Allowances

The Company earns recurring gaming revenue from its gaming operations.
For slot operations, the Company earns recurring gaming revenue by providing customers with EGMs and casino management systems which track game performance and provide statistics on installed EGMs owned by the Company and leased to venue owners. Revenues are recognized on the contractual terms of the slot agreements between the Company and the venue owners and are based on the Company’s share of net winnings and reimbursement of expenses, net of customer incentives and commitment fees.
Revenues are recognized as earned unless collection is not reasonably assured, in which case revenues are recognized when the payment for net winnings is received. All slot operations revenues were recognized as earned during the six-month periods ended June 30, 2014 and 2013, respectively.
Commitment fees paid to the venue operators relating to contract amendments which are not recoverable from daily net win are capitalized as assets and amortized as a reduction of revenue over the term of the amended contracts. The Company had commitment fee balances related to contract amendments of approximately $180,000 and $234,000 as of June 30, 2014 and December 31, 2013, respectively.
For the discontinued casino operations, the Company’s revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession, if any. Cash discounts, other cash incentives related to casino play and commissions rebated through junkets or tour guides, if any, to customers are recorded as a reduction to casino revenue. Consequently, the Company’s casino revenues are reduced by discounts and commissions.
The Company does not accrue jackpot liabilities for its slot machine base and progressive jackpots because the Company can avoid payment of such amounts, as regulations do not prohibit removal of gaming machines from the gaming floor without payment of the jackpots.
Promotional allowances represent goods and services, which would be accounted for as revenue if sold, that a casino gives to customers as an inducement to gamble at that establishment. Such goods and services include food and beverages. The Company includes the retail value of promotional allowances in gross revenues and deducts it from gross revenues to reach net revenues on the face of the consolidated statements of comprehensive income.
The Company also earned recurring gaming revenue through leasing table game equipment and providing casino management services to gaming operators within its casino property. Revenues from gaming table leasing arrangements are recognized as earned over the contractual terms of the arrangement between the Company and the gaming promoters and are included in discontinued operations.

Gaming Products Sales

The Company recognizes revenue from the sale of its gaming products to end users upon shipment against customer contracts or purchase orders.

Revenue Recognition

The Company recognizes revenue when all of the following have been satisfied:

⋅	Persuasive evidence of an arrangement exists;

⋅	The price to the customer is fixed and determinable;

⋅	Delivery has occurred and any acceptance terms have been fulfilled;

⋅	No significant contractual obligations remain; and

⋅	Collection is reasonably assured.

Gaming Revenue and Promotional Allowances

The Company earns recurring gaming revenue from its slot and casino operations.

For slot operations, the Company earns recurring gaming revenue by providing customers with EGMs and casino management systems which track game performance and provide statistics on installed EGMs owned by the Company and leased to venue owners. Revenues are recognized on the contractual terms of the slot agreements between the Company and the venue owners and are based on the Company’s share of net winnings and reimbursement of expenses, net of customer incentives and commitment fees.

Revenues are recognized as earned with the exception of one of the Company’s venues in which revenues were recognized when the payment for net winnings was received as the collections from this venue were not reasonably assured. The slot contract with this venue owner was terminated on July 31, 2012 and the Company collected the balance of payments in the fourth quarter of 2012.

Commitment fees paid to the venue owners relating to contract amendments which are not recoverable from daily net win are capitalized as assets and amortized as a reduction of revenue over the term of the amended contracts. The Company had commitment fee balances related to contract amendments of approximately $234,000 and $342,000 as of December 31, 2013 and 2012, respectively.

For the discontinued casino operations, the Company’s revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession, if any. Cash discounts, other cash incentives related to casino play and commissions rebated through junkets or tour guides, if any, to customers are recorded as a reduction to casino revenue. Consequently, the Company’s casino revenues are reduced by discounts and commissions.

The Company does not accrue a jackpot liability for its slot machine base and progressive jackpots as regulations do not prohibit removal of gaming machines from the gaming floor without payment of such jackpots.

Promotional allowances represent goods and services, which would be accounted for as revenue if sold, that a casino gives to customers as an inducement to gamble at that establishment. Such goods and services include food and beverages. The Company includes the retail value of promotional allowances in gross revenues and deducts it from gross revenues to reach net revenues on the face of the consolidated statements of comprehensive income.

The Company also earns recurring gaming revenue through leasing table game equipment and providing casino management services to gaming operators within their casino properties.

Revenues from table game equipment leasing arrangements are recognized as earned over the contractual terms of the arrangement between the Company and the gaming promoters.

Gaming Products Sales

The Company recognizes revenue from the sale of its gaming products to end users upon shipment against customer contracts or purchase orders.

The Company also recognizes revenue from the sale of its products to end users on bill-and-hold arrangements when all of the following have been satisfied:

⋅	The risk of ownership must be passed to the buyer;

⋅	The customer must have a fixed commitment to purchase the goods;

⋅	The buyer, not the Company, must request that the transaction be on bill-and-hold basis;

⋅	There must be a fixed schedule for the delivery of goods;

⋅	The Company must not have specific performance obligations such that the earning process is not complete;

⋅	The ordered goods must be segregated from the Company’s inventory and not subject to being used to fill other orders, and;

⋅	The product must be complete and ready for shipment.

Sales related to bill-and-hold arrangements were $NIL and $1.3 million for the years ended December 31, 2013 and 2012, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

Under the fair value recognition provisions of ASC 718, Compensation-Stock Compensation, the Company recognizes stock-based compensation expenses for all service-based awards to employees and non-employee directors with graded vesting schedules on the straight-line basis over the requisite service period for the entire award. Estimates are revised if subsequent information indicates that forfeitures will differ from previous estimates, and the cumulative effect on compensation cost of a change in the estimated forfeitures is recognized in the period of the change. For non-employee awards, the Company remeasures compensation cost each period until the service condition is complete and recognizes compensation cost on the straight-line basis over the requisite service period. Option valuation models require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the fair value estimates. Judgment is required in estimating stock price volatility, forfeiture rates, expected dividends, and expected terms that options remain outstanding. For restricted stock awards with performance conditions, the Company evaluates if performance conditions are probable in each reporting period. The compensation expense of restricted awards is recognized ratably over the implicit service period if achieving performance conditions is probable. Cumulative catch-up adjustments are required in the event of changes in assessment of probability. See Note 12 for additional information relating to stock-based compensation assumptions. Stock-based compensation expenses totaled approximately $141,000 and $445,000 for the six-month periods ended June 30, 2014 and 2013, respectively.

Stock-Based Compensation

Under the fair value recognition provisions of ASC 718, Compensation-Stock Compensation, the Company recognizes stock-based compensation expenses for all service-based awards to employees and non-employee directors with graded vesting schedules on the straight-line basis over the requisite service period for the entire award. Estimates are revised if subsequent information indicates that forfeitures will differ from previous estimates, and the cumulative effect on compensation cost of a change in the estimated forfeitures is recognized in the period of the change. For non-employee awards, the Company remeasures compensation cost each period until the service condition is complete and recognizes compensation cost on the straight-line basis over the requisite service period. Option valuation models require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the fair value estimates. Judgment is required in estimating stock price volatility, forfeiture rates, expected dividends, and expected terms that options remain outstanding. For restricted stock awards with performance conditions, the Company evaluates if performance conditions are probable in each reporting period. The compensation expense of restricted awards is recognized ratably over the implicit service period if achieving performance conditions is probable. Cumulative catch-up adjustments are required in the event of changes in assessment of probability. See Note 12 for additional information relating to stock-based compensation assumptions. Stock-based compensation expense totaled approximately $789,000 and $840,000 for the years ended December 31, 2013 and 2012, respectively.

Employee Defined Contribution Plan [Policy Text Block]
Employee Defined Contribution Plan

The Company operates a mandatory provident fund scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for its employees in Hong Kong. The assets of the MPF Scheme are held separately from those of the Company in an independently administered fund. Contributions are made based on a percentage of the employees’ basic salaries and are expensed as and when the contributions fall due. The Company has no legal obligation for the benefits beyond the contributions. The total amounts of such employees, which were expenses as incurred, were approximately $75,000 and $22,000 for the years ended December 31, 2013 and 2012, respectively.

Product Development [Policy Text Block]

Product Development

Product development expenses are expensed as incurred. Employee related costs associated with product development are included in product development expenses. Product development expenses were approximately $156,000 and $155,000 for the six-month periods ended June 30, 2014 and 2013, respectively.

Product Development

Product development expenses are charged to expense as incurred.  Employee-related costs associated with product development are included in product development expenses. Product development expenses were approximately $261,000 and $395,000 for the years ended December 31, 2013 and 2012, respectively.

Lease, Policy [Policy Text Block]

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists:
•	Ownership is transferred to the lessee by the end of the lease term;
•	There is a bargain purchase option;
•	The lease term is at least 75% of the property’s estimated remaining economic life; or
•	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases as of June 30, 2014 and December 31, 2013.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists:

⋅	Ownership is transferred to the lessee by the end of the lease term;

⋅	There is a bargain purchase option;

⋅	The lease term is at least 75% of the property’s estimated remaining economic life; or

⋅	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company is subject to income taxes in the United States (including federal and state) and several foreign jurisdictions in which it operates. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, Income Taxes, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors.
The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in the provision for income taxes in the statements of comprehensive income.
On December 31, 2010, the Company effected a Quasi-Reorganization. As of that date, the Company’s deferred taxes were reported in conformity with applicable income tax accounting standards described above, net of applicable valuation allowances. Deferred tax assets and liabilities were recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities with corresponding valuation allowances as appropriate. In accordance with the Quasi-Reorganization requirements, pre-existing tax benefits realized subsequent to the Quasi-Reorganization are recorded directly in equity.

Income Taxes

The Company is subject to income taxes in the United States (including federal and state) and several foreign jurisdictions in which it operates. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, Income Taxes, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in the provision for income taxes in the statements of comprehensive income.

On December 31, 2010, the Company effected a Quasi-Reorganization. As of that date, the Company’s deferred taxes were reported in conformity with applicable income tax accounting standards described above, net of applicable valuation allowances. Deferred tax assets and liabilities were recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities with corresponding valuation allowances as appropriate. In accordance with the Quasi-Reorganization requirements, pre-existing tax benefits realized subsequent to the Quasi-Reorganization are recorded directly in equity.

Earnings Per Share, Policy [Policy Text Block]

(Loss)/Earnings Per Share

Basic (loss)/earnings per share are computed by dividing the reported net (loss)/earnings by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing the net income by the weighted average number of shares of common stock and shares issuable from stock options and restricted shares during the period. The computation of diluted earnings per share excludes the impact of stock options and restricted shares that are anti-dilutive. There is no difference in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses.

(Loss)/Earnings per Share

Basic (loss)/earnings per share are computed by dividing the reported net (loss)/earnings by the weighted average number of shares of common stock outstanding during the period. Diluted (loss)/earnings per share is computed by dividing the net income by the weighted average number of shares of common stock and shares issuable from stock options and restricted shares during the period. The computation of diluted (loss)/earnings per share excludes the impact of stock options and restricted shares that are anti-dilutive. There is no difference in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translations and Transactions

The functional currency of the Company’s international subsidiaries, except for its operations in Cambodia whose functional currency is also U.S. dollars (“US$”), is generally the local currency. For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year. Resulting currency translation adjustments are recorded directly to accumulated other comprehensive income within stockholders’ equity. Gains and losses resulting from transactions in non-functional currencies are recorded in the statements of comprehensive income.
Below is a summary of closing exchange rates as of June 30, 2014 and December 31, 2013, and average exchange rates for the six-month periods ended June 30, 2014 and 2013, respectively.

(US$1 to foreign currency)	June 30, 2014	December 31, 2013
Australian dollar	1.06	1.13
Hong Kong dollar	7.75	7.75
Philippine peso	43.77	44.45
Thai baht	32.52	32.92

	Six-Month Periods Ended June 30,
(US$1 to foreign currency)	2014	2013
Australian dollar	1.09	0.99
Hong Kong dollar	7.76	7.76
Philippine peso	44.56	41.37
Thai baht	32.61	29.93

Foreign Currency Translations and Transactions

The functional currency of the Company’s international subsidiaries, except for its operations in Cambodia whose functional currency is the U.S. dollar, is generally the local currency. For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year. Resulting currency translation adjustments are recorded directly to accumulated other comprehensive income within stockholders’ equity. Gains and losses resulting from transactions in non-functional currencies are recorded in the consolidated statements of comprehensive income.

Below is a summary of closing exchange rates as of December 31, 2013 and 2012 and average exchange rates for the years ended December 31, 2013 and 2012, respectively.

($1 to foreign currency)	December 31, 2013	December 31, 2012
Australian dollar	1.13	0.96
Philippine peso	44.45	41.19
Hong Kong dollar	7.75	7.75
Thai baht	32.92	30.84

	Years Ended December 31,
($1 to foreign currency)	2013	2012
Australian dollar	1.04	0.97
Philippine peso	42.55	42.35
Hong Kong dollar	7.76	7.76
Thai baht	30.80	31.21

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

Fair value is defined under ASC 820, Fair Value Measurements and Disclosures, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard establishes a fair value hierarchy based on three levels of input, of which the first two are considered observable and the last unobservable.
•
Level 1 — Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets.

•
Level 2 — Input, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments.

•
Level 3 — Unobservable input, where there is little or no market activity for the asset or liability. This input reflects the reporting entity’s own assumptions of the data that participants would use in pricing the asset or liability, based on the best information available under the circumstances.

As of June 30, 2014, the fair values of cash and cash equivalents, accounts receivable and accounts payable approximate carrying values due to the short maturity of these items.

Fair Value Measurements

Fair value is defined under ASC 820, Fair Value Measurements and Disclosures, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard establishes a fair value hierarchy based on three levels of input, of which the first two are considered observable and the last unobservable.

⋅
Level 1 — Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets.

⋅
Level 2 — Input, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments.

⋅
Level 3 — Unobservable input, where there is little or no market activity for the asset or liability. This input reflects the reporting entity’s own assumptions of the data that participants would use in pricing the asset or liability, based on the best information available under the circumstances.

As of December 31, 2013, the fair values of cash and cash equivalents, accounts receivable and accounts payable approximate carrying values due to the short maturity of these items.

Guarantees [Policy Text Block]

Guarantees

The Company recognizes a guarantee at its inception which is the greater of (i) the fair value of the guarantee and (ii) the contingent liability amount. The fair value of a guarantee is determined by using expected present value measurement techniques. The initial liability recognized is amortized over the guarantee period. The Company does not accrue any guarantee liabilities as of the balance sheet dates.

Guarantees

The Company recognizes a guarantee at its inception which is the greater of (i) the fair value of the guarantee and (ii) the contingent liability amount. The fair value of a guarantee is determined by using expected present value measurement techniques. The initial liability recognized is amortized over the guarantee period. The Company had no guarantee liabilities as of the balance sheet dates.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update No. 2014-08 (ASU 2014-08) “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” ASU 2014-08 raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. It is effective for annual periods beginning on or after December 15, 2014. Early adoption is permitted but only for disposals that have not been reported in financial statements previously issued. We do not expect the impact of the adoption of ASU 2014-08 to be material to our consolidated financial statements.
In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) “Revenue from Contracts with Customers.” ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. We are currently in the process of evaluating the impact of the adoption of ASU 2014-09 on our consolidated financial statements.

Recently Issued Accounting Standards

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement when net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company has adopted this update (see Note 19 — “Accumulated Other Comprehensive Income.”)